TAX PAYABLES	3 Months Ended
Mar. 31, 2022
TAX PAYABLES
TAX PAYABLES

NOTE 16 - TAX PAYABLES

As of March 31, 2022, tax payable of $843,288 (December 31, 2021: $711,841) is consist of PRC corporate income tax rate ranged from 9% to 25%, Value-added Tax of 6% and PRC Urban construction tax and levies.

of 25%, Value-added Tax of 6% and PRC Urban construction tax and levies.